ADVANCES RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2022	December 31, 2021
Supplier prepayments and deposits	249,652	206,858
Loan to KGL and accrued interest	60,506	60,543
Other receivables and employee advances	23,629	19,037
Harmonized Sales Tax receivable	26,389	58,755
	$360,176	$345,193